INVESTMENTS (Tables)	12 Months Ended
Jan. 31, 2020
INVESTMENTS (Tables)
Schedule of investement in marketable securities

At January 31, 2020, the Company held shares as follows:

	Number of Shares	Cost	Accumulated Unrealized Gain (Loss)	Fair Value

Available-for-sale shares:
Discovery Metals Corp.	20,350	$1,957	$11,881	13,838
VBI Vaccines Inc.	2,000	4,232	(1,492)	2,740
		$6,189	10,389	$16,578

At January 31, 2019, the Company held shares as follows:

	Number of Shares	Cost	Accumulated Unrealized Gain (Loss)	Fair Value

Available-for-sale shares:
Levon Resources Ltd.	37,000	$1,957	$3,778	$5,735
VBI Vaccines Inc.	2,000	4,232	150	4,382
Great Thunder Gold Corp.	10,819	866	(703)	163
		$7,055	3,225	$10,280